Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 27,910	$ 230,456
Aggregate Unpaid Principal | Loans Held-For-Sale Reported At Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	43,822	378,326
Nonaccrual loans	14,316	137,301
Loans 90 days or more past due and still accruing	4,000	15,854
Fair Value Carrying Amount Less Aggregate Unpaid Principal | Loans Held-For-Sale Reported At Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	(15,912)	(147,870)
Nonaccrual loans	(6,886)	(73,070)
Loans 90 days or more past due and still accruing	(1,413)	(8,089)
Fair Value Carrying Amount | Loans Held-For-Sale Reported At Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	27,910	230,456
Nonaccrual loans	7,430	64,231
Loans 90 days or more past due and still accruing	$ 2,587	$ 7,765